Schedule of short-term investments and long-term investment classified by security type (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Adjusted cost		¥ 267,452		¥ 154,226
Gross unrealized gains	¥ 183	79
Short-term investments		267,531	$ 22,757	154,409
Long-term investment
Time Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Adjusted cost		21,100		21,368
Gross unrealized gains
Short-term investments		21,100		21,368
Long-term investment
Structured Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Adjusted cost		239,330		125,836
Gross unrealized gains
Short-term investments		239,330		125,836
Long-term investment
Government Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Adjusted cost		7,022		2,022
Gross unrealized gains	2	79
Short-term investments		7,101		2,024
Long-term investment
Fund Investments [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Adjusted cost				5,000
Gross unrealized gains	¥ 181
Short-term investments				5,181
Long-term investment